Income taxes	12 Months Ended
Dec. 31, 2015
Income taxes
Income taxes

8. Income taxes

For the years ended December 31, 2013, 2014 and 2015, the components of loss before income taxes were as follows (in thousands):

	Year Ended
	December 31,
	2013	2014	2015
Sweden	$(5,267)	$(9,165)	$(33,960)
Ireland	—	—	(191)
Cayman Islands	—	—	(8,722)
U.S.	(213)	(985)	(1,210)
Total	$(5,480)	$(10,150)	$(44,083)

The components of income tax (benefit) for the years ended December 31, 2013, 2014 and 2015 were as follows (in thousands):

	Year Ended
	December 31,
	2013	2014	2015
Current tax expense (benefit):
Sweden	$—	$—	$—
Ireland	—	—	—
U.S.
Federal	—	—	—
State	—	—	—
Total	$—	$—	$—
Deferred tax expense (benefit):
Sweden	$(761)	$(648)	$212
Ireland	—	—	(24)
U.S.
Federal	(903)	(2,433)	(17,543)
State	(225)	(720)	(1,233)
Change in valuation allowance	1,796	3,321	18,138
Total	$(93)	$(480)	$(450)

We recorded tax benefits for the federal and state net operating loss carry forwards and federal tax credit carryforwards attributable to BioPancreate. These deferred benefits are realizable as they offset the non‑current deferred tax liability recorded in connection with the acquisition of BioPancreate.

We have incurred net operating losses since inception. We have not reflected any benefit of net operating loss carryforwards (NOLs), other than those attributable to BioPancreate, in the accompanying financial statements. We have established a valuation allowance against the remaining deferred tax assets due to the uncertainty surrounding the realization of such assets.

Deferred taxes are recognized for temporary differences between the bases of assets and liabilities for financial statement and income tax purposes. The tax effect of temporary differences that give rise to significant portions of the deferred tax assets are as follows (in thousands):

	Year Ended
	December 31,
	2014	2015
Deferred tax assets:
Net operating loss carryforwards	$8,775	$22,039
Tax credits	3,811	9,135
Capitalized research and development costs	161	161
Total deferred tax assets	12,747	31,335
Valuation allowance	(12,012)	(30,150)
Deferred tax assets recognized	735	1,185
Deferred tax liabilities:
Acquired intangible assets	(2,111)	(2,111)
Total deferred tax liabilities	(2,111)	(2,111)
Net deferred tax liabilities	$(1,376)	$(926)

We have evaluated the positive and negative evidence bearing upon the realizability of our deferred tax assets. Based on our history of operating losses, we have concluded that it is more likely than not that the benefit of our deferred tax assets, other than those attributable to BioPancreate, will not be realized. Accordingly, we have provided a full valuation allowance for the remaining deferred tax assets as of December 31, 2014 and 2015. The valuation allowance increased by approximately $3.3 million and $18.1 million during the year ended December 31, 2014 and 2015, respectively, due primarily to net operating losses.

The Company’s effective income tax rate differs from the ultimate parent company, Strongbridge Biopharma plc’s, Irish domestic statutory rate of 12.5% for the year ended December 31, 2015. With respect to the prior periods, the effective income tax rate differs from previous ultimate parent company, Cortendo AB’s, Swedish domestic tax rate of 22% as follows:

	Year Ended
	December 31,
	2013	2014	2015
Ireland statutory income tax rate	—	—	12.5%
Swedish statutory income tax rate	22.0%	22.0%	—
Foreign tax differential between Sweden, U.S., Cayman Island and Ireland	(3.4)	(4.6)	15.7
Federal tax credits	15.2	20.9	12.1
Change in valuation allowance	(32.8)	(32.7)	(41.2)
Other	0.7	(0.9)	1.9
Effective income tax rate	1.7%	4.7%	1.0%

At December 31, 2015, we had approximately $66.6 million of Swedish NOLs and approximately $0.2 million of Ireland NOLs, which have an indefinite life, and approximately $37.1 million of U.S. federal and $37.0 million of state NOLs, which begin to expire in 2031. We operate through a permanent establishment in the United States. Income from the permanent establishment is taxed in both Sweden and the United States. Relief is granted by way of crediting the U.S. tax against the Swedish tax. This tax credit can never exceed the Swedish tax on the income. Since the tax rate is higher in the United States than in Sweden, the Swedish taxable carryforward losses of $66.6 million can only generate a tax benefit if income is derived from sources other than the permanent establishment in the United States.

At December 31, 2015, we had $8.9 million of U.S. federal orphan drug tax credit carryforwards, which begin to expire in 2032, and $167,000 of U.S. federal research and development tax credit carryforwards, which begin to expire in 2031.

Utilization of the NOLs may be subject to limitations under Swedish tax regulations or U.S. Internal Revenue Code Section 382 if there is a greater than 50% ownership change as determined under applicable regulations.